Interest expense and other finance costs	12 Months Ended
Dec. 31, 2019
Disclosure Of Interest Expense And Other Finance Costs [Abstract]
Interest expense and other finance costs
17	Interest expense and other finance costs

	2019	2018
	$	$

Interest expense on loans	4,431	2,913
Amortization of loan transaction costs	—	37
Interest cost on decommissioning liability	647	684
	5,078	3,634